Pension obligations - Schedule of sensitivity of defined benefits (Details)	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.25%	0.25%
Impact on defined benefit obligation and service cost	(4.00%)	(4.90%)
Decrease in assumption	(0.25%)	(0.25%)
Impact on defined benefit obligation and service cost	4.30%	5.30%
Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	0.30%	0.60%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(0.30%)	(0.60%)
Interest credited on savings accounts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	2.20%	2.70%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(2.10%)	(2.60%)
Future pension increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	5.60%	6.70%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(5.10%)	(6.10%)